Material information on accounting policies - Schedule of useful lives of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2023
Bottom of range | Buildings
Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net (in years)	20 years
Bottom of range | Machinery and equipment
Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net (in years)	10 years
Bottom of range | Furniture and fixtures
Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net (in years)	2 years
Bottom of range | Other equipment
Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net (in years)	2 years
Top of range | Buildings
Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net (in years)	40 years
Top of range | Machinery and equipment
Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net (in years)	20 years
Top of range | Furniture and fixtures
Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net (in years)	10 years
Top of range | Other equipment
Schedule of useful lives of property, plant and equipment [Line Items]
Property, plant and equipment, net (in years)	10 years